Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Interest Rate Risk
	Consolidated
	30 June 2024	30 June 2023
	A$	A$

Variable Rate Instruments
Cash and cash equivalents	3,149,909	19,240,707

Schedule of Sensitivity of Financial Assets (Cash) to Interest Rate Risk

	Carrying	Profit or Loss	Profit or Loss
	Amount	100 bp Increase	100 bp Decrease
	A$	A$	A$

30 June 2024
Variable rate instruments
Cash and cash equivalents	3,149,909	31,499	(31,499)

30 June 2023
Variable rate instruments
Cash and cash equivalents	19,240,707	192,407	(192,407)

Schedule of Average Exchange Rates and Reporting Date Exchange Rates

The average exchange rates and reporting date exchange rates applied were as follows:

	Average Exchange Rates		Reporting Date Exchange Rates
	30 June 2024	30 June 2023	30 June 2024	30 June 2023

Australian dollars
US Dollars	0.6556	0.6734	0.6624	0.6630

Schedule of Maximum Exposure to Credit Risk

The maximum exposure to credit risk is the carrying amount of the financial asset. The maximum exposure to credit risk at the reporting date was:

	Consolidated
	30 June 2024	30 June 2023
	A$	A$

Cash and cash equivalents	3,149,909	19,240,707
BAS Receivables	(65,061)	7,300

	3,084,848	19,248,007

Schedule of Contractual Maturities of Financial Liabilities

The following are the contractual maturities of financial liabilities:

	Weighted Average Interest Rate	6 Months or Less	6 to 12 Months	Between 2 and 5 Years	Over 5 Years	Total Contractual Cash Flows
Consolidated - 30 June 2024%		A$	A$	A$	A$	A$

Non-derivatives
Non-interest bearing
Trade and other payables	-	1,804,042	-	-	-	1,804,042

Interest-bearing
Financial liability	11.39%	-	1,021,490	5,652,257	-	6,673,747
Total non-derivatives		1,804,042	1,021,490	5,652,257	-	8,477,789

Derivatives
Financial derivative liability	-	-	384,500	-	-	384,500
Total non-derivatives		-	384,500	-	-	384,500

	Weighted Average Interest Rate	6 Months or Less	6 to 12 Months	Between 2 and 5 Years	Over 5 Years	Total Contractual Cash Flows
Consolidated - 30 June 2023%		A$	A$	A$	A$	A$

Non-derivatives
Non-interest bearing
Trade and other payables	-	2,414,485	-	-	-	2,414,485

Interest-bearing
Financial liability	10.86%	-	928,867	5,352,544	-	6,281,411
Total non-derivatives		2,414,485	928,867	5,352,544	-	8,695,896
Derivatives
Financial derivative liability	-	-	250,921	-	-	250,921
Total non-derivatives		-	250,921	-	-	250,921